INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Schedule of Deferred Tax Assets and Liabilities [Table Text Block]	Deferred tax assets and liabilities at December 31, consist of the following:

	2014	2013
Deferred tax assets:
Net operating loss carry-forwards	$5,294,800	$4,372,400

Total deferred tax assets	5,294,800	4,372,400

Valuation allowance	(5,294,800)	(4,372,400)
Net deferred tax assets	$-	$-

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]	Income tax benefit differs from the expected statutory rate as follows:

	2014	2013
Expected federal income tax benefit	$(1,471,700)	$(1,529,500)
Stock expense	357,000	15,300
Stock option and warrant expense	121,300	123,100
Other	70,700	224,900
Change in valuation allowance	922,700	1,166,200
Income tax benefit	$–	$–